Equity - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	3,194,790	3,023,502	2,134,850	1,785,450
Weighted average exercise price, options outstanding	$ 3.67	$ 6.14	$ 8.29	$ 11.47
Weighted average remaining life of options (years), outstanding	3 years 7 months 2 days
Number of options exercisable | shares	1,225,836
Weighted average exercise price, options exercisable	$ 7.68
Weighted average remaining life of options (years), exercisable	2 years 2 months 15 days
0.78 - 3.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	2,134,664
Weighted average exercise price, options outstanding	$ 1.21
Weighted average remaining life of options (years), outstanding	4 years 5 months 8 days
Number of options exercisable | shares	316,305
Weighted average exercise price, options exercisable	$ 2.63
Weighted average remaining life of options (years), exercisable	3 years 8 months 12 days
0.78 - 3.00 | Minimum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 0.78
0.78 - 3.00 | Maximum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 3.00
3.01 - 5.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	303,186
Weighted average exercise price, options outstanding	$ 3.36
Weighted average remaining life of options (years), outstanding	2 years 6 months 14 days
Number of options exercisable | shares	189,523
Weighted average exercise price, options exercisable	$ 3.40
Weighted average remaining life of options (years), exercisable	2 years 1 month 28 days
3.01 - 5.00 | Minimum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 3.01
3.01 - 5.00 | Maximum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 5.00
5.01 - 10.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	622,840
Weighted average exercise price, options outstanding	$ 7.16
Weighted average remaining life of options (years), outstanding	1 year 7 months 24 days
Number of options exercisable | shares	585,908
Weighted average exercise price, options exercisable	$ 7.28
Weighted average remaining life of options (years), exercisable	1 year 6 months 29 days
5.01 - 10.00 | Minimum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 5.01
5.01 - 10.00 | Maximum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 10.00
10.01 - 31.40
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	134,100
Weighted average exercise price, options outstanding	$ 27.39
Weighted average remaining life of options (years), outstanding	1 year 6 months 7 days
Number of options exercisable | shares	134,100
Weighted average exercise price, options exercisable	$ 27.39
Weighted average remaining life of options (years), exercisable	1 year 6 months 7 days
10.01 - 31.40 | Minimum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 10.01
10.01 - 31.40 | Maximum
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 31.40